RULE 24f-2 NOTICE

                                    For

                      Dean Witter Retirement Series

                           (File No. 811-6682)

Fiscal Year for Which Notice is filed               7/31/95

Unsold balance at beginning of fiscal year of shares of beneficial interest previously registered under Securities Act of 1933

Number of shares registered during fiscal year

Number of shares sold during fiscal year         68,939,342.504
     pursuant to indefinite registration

*Calculation of filing fee:

(1)  Sale price of shares sold during           $126,552,770.64
        fiscal year pursuant to indefinite
     registration

(2)  Purchase price of shares redeemed            35,288,967.16
     during fiscal year

(3)  Purchase price of shares previously                   0
     applied pursuant to Section 24e-2(a)

(4)  Item (2) less item (3)                       35,288,967.16

(5)  Item (1) less item (4)                       91,263,803.48

(6)  Amount of filing fee                             31,470.28



                         By    /s/ Sheldon Curtis
                                   Sheldon Curtis
                              Vice President and General Counsel

Dated:  September 20, 1995

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